Segment Information - Schedule of geographic information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Geographic information
Revenue	$ 53,505	$ 47,300	$ 40,760
United States
Geographic information
Revenue	24,992	24,291	20,173
Japan
Geographic information
Revenue	4,301	4,717	4,520
France
Geographic information
Revenue	4,170	3,431	3,206
Others
Geographic information
Revenue	$ 20,042	$ 14,861	$ 12,861